Fair Value Measurements (Tables) - Seven Oaks Acquisition Corp	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Schedule of Company's assets that are measured at fair value on a recurring basis

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$275,000,000	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$—	$—	$15,654,375
Derivative warrant liabilities - Private warrants	$—	$—	$6,760,880

	Fair Value Measured as of September 30, 2021
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$258,804,731	$—	$—
Liabilities:
Derivative warrant liabilities - public warrants	$10,337,063	$—	$—
Derivative warrant liabilities - private warrants	—	$4,464,410	—

	Fair Value Measured as of December 31, 2020
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$258,749,858	$—	$—
Liabilities:
Derivative warrant liabilities - public warrants	$—	$—	$15,654,375
Derivative warrant liabilities - private warrants	—	—	$6,760,880

Schedule of change in the fair value of the warrant liabilities

Derivative warrant liabilities at September 23, 2020 (inception)	$—
Issuance of Public and Private Warrants	18,525,000
Change in fair value of derivative warrant liabilities	3,890,255
Derivative warrant liabilities at December 31, 2020	$22,415,255

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at January 1, 2021	$15,654,375	$6,760,880	$22,415,255
Change in fair value of derivative warrant liabilities	(3,881,250)	(1,676,250)	(5,557,500)
Derivative warrant liabilities at March 31, 2021	11,773,125	5,084,630	16,857,755
Change in fair value of derivative warrant liabilities	3,493,125	1,508,620	5,001,745
Derivative warrant liabilities at June 30, 2021	15,266,250	6,593,250	21,859,500
Change in fair value of derivative warrant liabilities	(4,929,187)	(2,128,840)	(7,058,027)
Derivative warrant liabilities at September 30, 2021	$10,337,063	$4,464,410	$14,801,473

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	As of December 22, 2020	As of December 31, 2020
Volatility	19.5%	21.0%
Stock price	$9.50	$9.75
Expected life of the options to convert	5.33	5.33
Risk-free rate	0.55%	0.53%
Dividend yield	0.0%	0.0%